UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

x	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2013 to March 31, 2013

Date of Report (Date of earliest event reported):

March 31, 2013

Santander UK plc1

(Exact name of securitizer as specified in its charter)

025-00440	0001087711
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Jared Zakrzewski, +44 20 7756 6718

Name and telephone number, including area code,
of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ÿ

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ÿ

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ÿ

1
Santander UK plc, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities issued in securitization programs sponsored by it and outstanding during the first quarterly reporting period in year 2013 in the residential mortgage asset class, and issued and offered by the issuing entities Fosse Master Issuer PLC and Holmes Master Issuer PLC in either offerings registered under the U.S. Securities Act of 1933, as amended (the Securities Act) or in reliance on Rule 144A under the Securities Act.  The information included in this Form does not include Santander UK plc's securitization programs under which asset-backed securities are issued and sold solely in offerings outside the United States in reliance on Regulation S under the Securities Act.

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not applicable.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

There is no activity to report for the first quarterly period 2013 with respect to asset-backed securities issued by Holmes Master Issuer PLC. Please refer to Form ABS-15G filed by Santander UK plc, as securitizer, on February 12, 2013, with respect to the fourth quarterly reporting period October 1, 2012 to December 31, 2012 for Holmes Master Issuer PLC.

The following table sets forth activity for the first quarterly period 2013 with respect to asset-backed securities issued by Fosse Master Issuer PLC.

Rule 15Ga-1 Periodic Filing for Fosse Master Issuer PLC under its Residential Mortgage Backed Note Programme

Name of Issuing Entity	Check if Registered	Name of Originator 1	Total Assets in ABS by Originator 2			Assets That Were Subject of Demand 3			Assets That Were Repurchased or Replaced 3			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			(#)	($) 4	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Asset Class: Residential Mortgage Loans5
Issuing Entity: Fosse Master Issuer PLC
(1) Series 2007-1 Issuance (issued on 1 August 2007, stated as at 24 May 2007 cut-off date) 6		Alliance & Leicester plc	94,671	16,341,258,343.80	100.00%
(2) Series 2008-1 Issuance (issued on 21 August 2008, stated as at 31 July 2008 cut-off date)		Alliance & Leicester plc	85,956	14,303,066,828.20	100.00%
(3) Series 2010-1 Issuance(issued on 12 March 2010, stated as at 31 December 2009 cut-off date)		Alliance & Leicester plc	87,359	11,329,335,634.36	100.00%
(4) Series 2010-2 Issuance(issued on 3 June 2010, stated as at 11 April 2010 cut-off date)		Alliance & Leicester plc	131,232	17,490,926,040.33	100.00%
(5) Series 2010-3 Issuance(issued on 27 July 2010, stated as at 10 June 2010 cut-off date)		Alliance & Leicester plc	153,545	20,475,665,619.92	100.00%
(6) Series 2010-4 Issuance (issued on 9 September 2010, stated as at 10 June 2010 cut-off date)		Alliance & Leicester plc	153,545	20,475,665,619.92	100.00%
(7) Series 2011-1 Issuance (issued on 25 May 2011, stated as at 31 May 2011) 7		Alliance & Leicester plc	196,277	28,772,227,103.51	98.48%
		Santander UK plc	1,989	442,727,348.62	1.52%
(8) Total (2011-1 Issuance)			198,266	29,214,954,452.13	100.00%
(9) Series 2011-2 Issuance (issued on 6 December 2011, stated as at 31 December 2011) 7		Alliance & Leicester plc	188,083	26,075,178,022.07	89.83%
		Santander UK plc	14,018	2,953,080,041.87	10.17%
(10) Total (2011-2 Issuance)			202,101	29,028,258,063.94	100.00%
(11) Series 2012-1 Issuance (issued on 23 May 2012, stated as at 3 April 2012)		Alliance & Leicester plc	210,118	29,729,996,621.64	89.60%
		Santander UK plc	15,675	3,450,315,339.78	10.40%
(12) Total (2012-1 Issuance)			225,793	33,180,311,961.42	100.00%
(13) Total assets in pool per originator (as at 31 March 2013)		Alliance & Leicester plc	194,802	24,587,710,156.52	91.89%	1	50,641.77	0.00%	1	50,641.77	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
		Santander UK plc	11,450	2,170,076,561.39	8.11%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
(14) Total (as at 31 March 2013)		Santander UK plc and Alliance & Leicester plc	206,252	26,757,786,717.91	100.00%	1	50,641.77	0.00%	1	50,641.77	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%

__________________________
1 Banco Santander, S.A., the parent company of Santander UK plc, acquired the entire issued share capital of Alliance & Leicester plc in October 2008 and, in January 2009, transferred all of its shares in Alliance & Leicester plc to Santander UK plc. On 28 May 2010 (the effective date), Alliance & Leicester plc transferred substantially all of its business, assets and liabilities to Santander UK plc pursuant to an English court-approved business transfer scheme. In December 2010, all Alliance & Leicester plc branches were rebranded as Santander. The asset pool under the Fosse Residential Mortgage Backed Note Programme contains assets originated by Alliance & Leicester plc prior to the effective date, but Alliance & Leicester plc no longer originates residential mortgages as a separate legal entity. From the effective date, mortgage loans originated by Santander UK plc were sold into this asset pool, subject to the satisfaction of relevant conditions under the documentation. Therefore, all references in this filing to “Alliance & Leicester plc” should now be regarded as references to “Santander UK plc”.

2 The total assets for columns (d), (e) and (f) are reported by reference to each issuance by the issuing entity, Fosse Master Issuer PLC, under its Residential Mortgage Backed Note Programme, as this is not a stand-alone securitisation (but a master trust). Accordingly, information as to assets that were the subject of demand and repurchased is shown in rows (11) and (12) in respect of the issuing entity (see Note 3 below). For each row, per issuance and per originator (if there is more than one), the total assets and outstanding principal balances of assets in the pool are shown. Rows (13) and (14) for columns (d), (e) and (f) also show the number and outstanding principal balance of assets in the entire asset pool backing the issuances by Fosse Master Issuer PLC, per originator (row 13) and totals (row 14), as at 31 March 2013, for the purpose of calculating the percentages of the repurchases as at the end of the initial reporting period.

3 The assets that were subject to demand and repurchased as a result of breaches of representations and warranties in relation to the asset-backed securities issued by Fosse Master Issuer PLC are shown in rows (13) and (14) for columns (g) to (x). As required under Rule 15Ga-1, the number of assets disclosed in columns (g) to (x) is reported for the first quarterly reporting period ended 31 March 2013, and the outstanding principal balances of those assets are disclosed as at 31 March 2013.

4 The total principal balance for these assets is originally stated in pounds sterling (GBP), being the underlying currency of the assets. For the purposes of this filing, this original sterling amount has been converted to US Dollars using historical exchange rates for GBP to USD conversions as provided by Bloomberg. For the amounts provided for issuances of Series 2007-1, 2008-1, 2010-1, 2010-2, 2010-3, 2010-4 Notes and 2012-1 in column (e), the relevant reference date for the exchange rate is the portfolio cut-off date shown in column (a). If the relevant reference date did not fall on a business day, the exchange rate provided by Bloomberg for the next following business day is used; unless such business day fell in another calendar month, in which case the exchange rate provided by Bloomberg for the immediately preceding business day is used. For amounts provided for the issuance of Series 2011-1 Notes in column (e), the relevant reference date for the exchange rate is the month end date shown in column (a) and, for the amounts provided for the issuance of Series 2011-2 Notes, the reference date for the exchange rate is 30 December 2011. For the figures provided as at the end of the quarter in rows (13) and (14), the historical GBP to USD exchange rate as stated by Bloomberg as at the last business day in that quarter is used (£1 = $1.5195).

5 These are residential mortgage loans secured over properties located in England, Wales, Scotland and Northern Ireland.

6 The number of assets and outstanding principal balances stated for columns (d) and (e) for the Series 2007-1, 2008-1, 2010-1, 2010-2, 2010-3, 2010-4 and 2012-1 Notes are stated as at the portfolio cut-off date of each such issuance. The portfolio cut-off date is the relevant reference date for the statistical information on the portfolio included in the offering document for each issuance.

7 The total number of assets and outstanding principal balances stated for columns (d) and (e) for the issuances of Series 2011-1 and Series 2011-2 Notes are stated as at the month end for the month in which the relevant issuance occurred, as the offering documents for these issuances did not provide separate information per originator as at the portfolio cut-off date, but a total number of assets in the pool. See also Notes 1 and 4 above.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Santander UK plc
(Securitizer)

By:  __/s/ Jared Zakrzewski_______________________________
Name:  Jared Zakrzewski
Title:    Duly Authorized Attorney

Date:  May 14th, 2013